Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of financial information of the Group's consolidated VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income (loss) attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2019	2020
	RMB	RMB
Total assets	10,388,986	4,792,049
Total current liabilities	(3,957,003)	(3,335,367)
Total liabilities	(4,002,131)	(3,371,662)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	2,455,488	3,613,683	2,320,227
Total operating expenses	(5,826,283)	(6,095,095)	(658,336)
Net (loss) Income	(3,531,460)	(2,206,270)	1,663,675

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(294,853)	4,807,929	1,900,300
Net cash (used in) provided by investing activities	(48,162)	(2,206,121)	1,243,614
Net cash used in financing activities	(17,698)	(13,125)	—

Schedule of classification and estimated useful lives of plant and equipment

Estimated useful life
Buildings	20 to 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	3 years

Schedule of estimated economic lives of the intangible assets

Estimated economic life
Customer relationships	4-14 years
Trademarks	2-5 years
Non-compete agreement	3 years
Domain names	2-5 years
Payment license	Indefinite life